Equity Method Investment in Change Healthcare LLC	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment in Change Healthcare LLC

3. Equity Method Investment in Change Healthcare LLC

Exchange of Equity Method Investments

In connection with the Transactions, the Company exchanged its 45.615% investment in Legacy CHC for 30% of the membership units of the Joint Venture. The Joint Venture used proceeds from the issuance of debt to acquire the remaining 54.385% of Legacy CHC. The Company accounted for this exchange of investments as a non-monetary transaction at their respective carrying values. Prior to the Transactions, the investors of Legacy CHC accounted for their investments at fair value. As a result, the book basis and fair value of the Company’s investment in Legacy CHC were generally the same such that no gain was recognized as a result of the Transactions.

The fair value of the Joint Venture was determined at March 1, 2017 using a combination of the income and the market valuation approaches. Under the income approach, a discounted cash flow model (“DCF”) was used in which cash flows anticipated over several periods, plus a terminal value at the end of that time horizon, are discounted to their present value using an appropriate expected rate of return. The discount rate used for cash flows reflects capital market conditions and the specific risks associated with the business. Under the market approach, valuation multiples of reasonably similar publicly traded companies or guideline companies are applied to the operating data of the subject business to derive the estimated fair value. These valuation approaches are considered a Level 3 fair value measurement. Fair value determination requires complex assumptions and judgment by management in projecting future operating results, selecting guideline companies for comparisons, determining appropriate market value multiples, selecting the discount rate to measure the risks inherent in the future cash flows and assessing the business’s life cycle and the competitive trends impacting the business, including considering technical, legal, regulatory, or economic barriers to entry. Any material changes in key assumptions, including failure to meet business plans, deterioration in the financial market, an increase in interest rate or an increase in the cost of equity financing by market participants within the industry or other unanticipated events and circumstances, may affect such estimates.

Additional Ownership Interest

Following the initial public offering, the Company contributed the proceeds of the offering of common stock to the Joint Venture in exchange for 49,285,713 additional units of the Joint Venture, which represented approximately 11% of additional ownership interest. As a result of the additional ownership interest acquired, the Company measured additional basis differences at July 1, 2019 based on the fair value of the Joint Venture’s assets and liabilities as of the date of the initial public offering, and using valuation approaches substantially similar to those used as of the date of the Transactions.

Equity Method Investment in Change Healthcare LLC

The Company accounts for its investment in the Joint Venture using the equity method of accounting. During the nine months ended December 31, 2019 and 2018, the Company recorded a proportionate share of the earnings from this investment based on its ownership percentage during each respective period, which included transaction and integration related expenses incurred by the Joint Venture and the Company’s portion of basis adjustments including amortization expenses associated with equity method intangible assets. These amounts are aggregated and recorded under the caption, “Loss from Equity Method Investment in the Joint Venture” in the accompanying condensed statements of operations.

Summarized financial information of the Joint Venture is as follows:

	Nine Months Ended December 31,
	2019	2018
Statement of Operations Data:
Total revenue	$2,459,593	$2,445,390
Cost of operations (exclusive of depreciation and amortization)	$998,943	$1,007,328
Customer postage	$171,288	$180,706
Net income (loss)	$102,973	$138,955

Subsequent to the Company’s initial public offering of common stock, the Company now has a publicly available indication of the value of its investment in the Joint Venture. Accordingly, the Company evaluated its equity method investment for an other-than-temporary impairment (“OTTI”). The Company considered various factors in determining whether an OTTI has occurred, including the Company’s ability and intent to hold the investment, the trading history available, the implied EBITDA valuation multiples compared to public guideline companies, the Joint Venture’s ability to achieve milestones and any notable operational and strategic changes by the Joint Venture. After the evaluation, the Company determined that an OTTI had not occurred as of December 31, 2019 nor as of the date of this quarterly report on Form 10-Q. However, the Company may experience declines in the fair value of its investment in the Joint Venture, and it may determine an impairment loss will be required to be recognized in a future reporting period. Such determination will be based on the prevailing facts and circumstances, including those related to the reported results and disclosures of the Joint Venture as well as from changes in the market price of the Company’s common stock.

In the event the Company obtains a controlling interest in the Joint Venture, the Company will evaluate its investment under the guidance in ASC 805 for a business combination achieved in stages. Upon such a change in control, the Company will remeasure its investment in the Joint Venture to fair value as of the date that control is obtained and will recognize a gain or loss in its statement of operations for the difference between the carrying value and fair value of its investment.

During the three months ended September 30, 2019, the Joint Venture committed to a plan to sell its Alpharetta, GA office property in an effort to reduce its real estate footprint. The Joint Venture completed the sale of the property during its fiscal third quarter and recognized an immaterial gain on sale. As a result of the completion of the sale, the Company recognized a write-off of approximately $13,900 of basis differences associated with the office property within its Loss from Equity Method Investment in the Joint Venture for the nine months ended December 31, 2019.

4.	Equity Method Investment in the Joint Venture

Exchange of Equity Method Investments

In connection with the Joint Venture Transactions, the Company exchanged its 45.615% investment in Legacy CHC for 30% of the membership units of the Joint Venture. The Joint Venture used proceeds from the issuance of debt referred to previously to acquire the remaining 54.385% of Legacy CHC. The Company has accounted for this exchange of investments as a non-monetary transaction at their respective carrying values. Prior to the Joint Venture Transactions, the investors of Legacy CHC accounted for their investments at fair value. As a result, the book basis and fair value of the Company’s investment in Legacy CHC were generally the same such that no gain was recognized as a result of the Joint Venture Transactions.

The fair value of the Joint Venture was determined at March 1, 2017 using a combination of the income and the market valuation approaches. Under the income approach, a discounted cash flow model (“DCF”) was used in which cash flows anticipated over several periods, plus a terminal value at the end of that time horizon, are discounted to their present value using an appropriate expected rate of return. The discount rate used for cash flows reflects capital market conditions and the specific risks associated with the business. Under the market approach, valuation multiples of reasonably similar publicly traded companies or guideline companies are applied to the operating data of the subject business to derive the estimated fair value. These valuation approaches are considered a Level 3 fair value measurement. Fair value determination requires complex assumptions and judgment by management in projecting future operating results, selecting guideline companies for comparisons, determining appropriate market value multiples, selecting the discount rate to measure the risks inherent in the future cash flows and assessing the business’s life cycle and the competitive trends impacting the business, including considering technical, legal, regulatory, or economic barriers to entry. Any material changes in key assumptions, including failure to meet business plans, deterioration in the financial market, an increase in interest rate or an increase in the cost of equity financing by market participants within the industry or other unanticipated events and circumstances, may affect such estimates.

Equity Method Investment in the Joint Venture

The Company accounts for its investment in the Joint Venture using the equity method of accounting. During the years ended March 31, 2019 and 2018 and the period from June 22, 2016 (inception) to March 31, 2017, the Company recorded a proportionate share of the loss from this investment of $70,487, $58,680 and $43,103, respectively, which included transaction and integration expenses incurred by the Joint Venture and basis adjustments, including amortization expenses associated with equity method intangible assets. The amount is recorded under the caption “Loss from Equity Method Investment in the Joint Venture” in the accompanying statements of operations.

At March 31, 2019 and 2018, the carrying value of the investment was $1,211,996 and $1,298,759, which exceeded the Company’s proportionate share of the Joint Venture’s book value of net assets by approximately $1,483,522 and $1,620,226, respectively, primarily reflecting equity method intangible assets, goodwill, and other basis adjustments, including incremental intangible amortization, removal of profits associated with the recognition of deferred revenue, as well as basis differences with respect to tax receivable agreements.

Summarized financial information of the Joint Venture is as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period of June 22, 2016 (inception) to March 31, 2017
Statement of Operations Data:
Net revenue	$3,281,729	$3,298,843	$309,587
Cost of operations (exclusive of depreciation and amortization)	$1,354,655	$1,407,893	$133,688
Customer postage	$238,618	$274,397	$26,132
Net income (loss)	$176,670	$192,442	$(83,592)

	March 31, 2019	March 31, 2018
Balance Sheet Data (at period end):
Current assets	$980,463	$901,712
Long-term assets	$5,223,675	$5,299,215
Current liabilities	$889,783	$969,495
Long-term liabilities	$6,219,141	$6,297,612